Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Bad debt expense	$ 0	$ 0	$ 0
Reserve for bad debt	0	$ 0
Provision for income tax	$ 0